Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accumulated depreciation on buildings & improvements	$ 297,422	$ 238,688
Unearned income on real estate assets under direct financing leases	11,454	13,342
Accumulated amortization on acquired intangible lease assets	159,639	128,544
Allowance for doubtful accounts on rents and tenant receivables	80	547
Accumulated amortization on deferred financing costs	20,499	17,751
Accumulated amortization on acquired below market lease intangibles	$ 53,557	$ 42,880
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	208,597,575	210,151,692
Common stock, shares outstanding	208,597,575	210,151,692